Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Rate and Effective Income Tax Rate

A reconciliation of the federal statutory income tax rate and the Company’s effective income tax rate is as follows:

	December 31,
	2017	2018
Tax computed at federal statutory rate	34.00%	21.00%
Permanent items and other	(9.49)	(2.36)
Stock based compensation	(0.27)	(0.78)
Research and development tax credits	(1.19)	1.07
Orphan Drug tax credits	13.13	6.47
Tax Cuts and Jobs Act	(16.41)	0.00
Valuation allowance	(19.77)	(25.40)

Effective income tax rate	—%	—%

Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following:

	December 31,
	2017	2018
Deferred tax assets:
Net operating loss carryforwards	$4,303	$8,474
Research and development credits	86	353
Orphan Drug Credit	2,178	3,781
Accrued liabilities	82	287
Other, net	71	115

Total deferred tax assets	6,720	13,010
Deferred tax liabilities
Fixed assets	(13)	(7)

	(13)	(7)

Total	6,707	13,003
Less: valuation allowance	(6,707)	(13,003)

Net deferred tax assets	$—	$—

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2017	2018
Beginning balance	$954	$4,733
Reductions for tax positions taken in prior years	(34)	(118)
Additions for tax positions taken in current year	3,813	2,873

Ending balance	$4,733	$7,488